SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Detailed Information About Warrants Activity Abstract
Warrants, outstanding, beginning | shares	20,116,855	49,693,409
Warrants Issued | shares	12,845,383	0
Warrants, exercised | shares	(214,200)	(5,131,300)
Warrants expired | shares	(16,875,040)	(24,445,254)
Warrants, outstanding, ending | shares	15,872,998	20,116,855
Weighted average exercise price, outstanding, beginning | $ / shares	$ .99	$ 0.81
Weighted average exercise price, issued | $ / shares	.40	.00
Weighted average exercise price, exercised | $ / shares	.20	0.17
Weighted average exercise price, expired | $ / shares	1.10	0.80
Weighted average exercise price, outstanding, ending | $ / shares	$ .41	$ 0.99